Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of Financial Instruments by Category

	Assets as per statement
	of financial position
Amounts in US$ '000	2020	2019
Financial assets at fair value through profit or loss
Derivative financial instrument assets	1,013	8,097
Cash and cash equivalents	823	42,212
	1,836	50,309
Other financial assets at amortized cost
Trade receivables	46,918	44,178
To be recovered from co-venturers (Note 34)	2,236	1,035
Other financial assets (a)	13,392	10,999
Cash and cash equivalents	201,084	68,968
	263,630	125,180
Total financial assets	265,466	175,489
(a)

Non-current other financial assets relate to contributions made for environmental obligations according to Brazilian government regulations. Current other financial assets correspond to short-term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2020	2019
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	15,094	952
	15,094	952
Other financial liabilities at amortized cost
Trade payables	63,528	83,991
Payables to LGI (Note 36.6)	3,528	15,000
To be paid to co-venturers (Note 34)	5,760	4,803
Lease liabilities	22,347	13,243
Borrowings	784,586	437,419
	879,749	554,456
Total financial liabilities	894,843	555,408

Schedule of Credit Quality of Financial Assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2020	2019
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
Aa2	2,321	—
Baa3	26,252	25,447
Ba2	3,847	6,156
Ba1	1,333	1,037
B3	32	—
B2	—	780
Caa2	—	933
Counterparties without an external credit rating
Group1 (a)	13,133	9,825
Total trade receivables	46,918	44,178
(a)	Group 1 – existing customers (more than 6 months) with no defaults in the past.

Schedule of Financial Liabilities - contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
At December 31, 2020
Borrowings	48,311	49,444	538,000	378,875
Lease liabilities	10,890	6,230	5,294	3,653
Trade payables	62,408	1,120	—	—
To be paid to co-venturers	1,994	3,766	—	—
Payables to LGI (Note 36.6)	3,528	—	—	—
	127,131	60,560	543,294	382,528
At December 31, 2019
Borrowings	37,621	27,625	507,875	—
Lease liabilities	7,442	2,494	4,479	1,053
Trade payables	83,291	700	—	—
To be paid to co-venturers	28	—	4,775	—
Payables to LGI (Note 36.6)	15,000	—	—	—
	143,382	30,819	517,129	1,053

Schedule of Fair Value Hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at December 31, 2020 and 2019 on a recurring basis:

			At December 31,
Amounts in US$ ‘000	Level 1	Level 2	2020
Assets
Cash and cash equivalents
Money market funds	823	—	823
Derivative financial instrument assets
Commodity risk management contracts	—	1,013	1,013
Total Assets	823	1,013	1,836
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	15,094	15,094
Total Liabilities	—	15,094	15,094

			At December 31,
Amounts in US$ ‘000	Level 1	Level 2	2019
Assets
Cash and cash equivalents
Money market funds	42,212	—	42,212
Derivative financial instrument assets
Commodity risk management contracts	—	444	444
Currency risk management contracts	—	874	874
Forward contracts relating to forecast transactions	—	6,779	6,779
Total Assets	42,212	8,097	50,309
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	952	952
Total Liabilities	—	952	952

Cash At Bank And Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit quality of cash at bank and other financial assets [text block]

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2020	2019
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
A1	—	6,924
A2	122,229	33,633
A3	44,808	13,105
Aaa-mf	—	41,219
AAA	18,119	3,894
Ba1	2,343	1,854
Ba2	—	1
Baa1	574	580
Baa2	2,146	5,408
Ba3	43	1,262
Aa2	1,073	—
Counterparties without an external credit rating	23,941	14,278
Total	215,276	122,158
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 23,000 (US$ 21,000 in 2019).